FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /   (a)
      or fiscal year ending:          12/31/12 (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing?  (Y/N)   N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.    Registrant Name:        Jefferson National Life Annuity Account F

      B.    File Number:            811-08483

      C.    Telephone Number: 502-587-7626

2.    A.    Street:  10350 Ormsby Park Place

      B.    City: Louisville    C. State: KY    D. Zip Code: 40223    Zip Ext:

      E.    Foreign Country:                    Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?  (Y/N)   N

4.    Is this the last filing on this form by Registrant?  (Y/N)   N

5.    Is Registrant a small business investment company (SBIC)?  (Y/N)   N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?  (Y/N)   Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company?  (Y/N)   N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

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File number 811-08483

UNIT INVESTMENT TRUSTS

111.  A.    [/]   Depositor Name:_______________________________________________

      B.    [_]   File Number (If any):_________________________________________

      C.    [/]   City:  __________ State: ____ Zip Code: _______  Zip Ext.:____

            [_]   Foreign Country:______________  Foreign Postal Code:__________

111.  A.    [_]   Depositor Name:_______________________________________________

      B.    [_]   File Number (If any):_________________________________________

      C.    [/]   City:  __________ State: ____ Zip Code: _______  Zip Ext.:____

            [_]   Foreign Country:______________  Foreign Postal Code:__________

112.  A.    [/]   Sponsor Name: ________________________________________________

      B.    [_]   File Number (If any):_________________________________________

      C.    [/]   City:  __________ State: ____ Zip Code: _______  Zip Ext.:____

            [_]   Foreign Country:______________  Foreign Postal Code:__________

112.  A.    [_]   Sponsor Name:_________________________________________________

      B.    [_]   File Number (If any):_________________________________________

      C.    [/]   City:  __________ State: ____ Zip Code: _______  Zip Ext.:____

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

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File number 811-08483

113.  A.    [/]   Trustee Name:_________________________________________________

      B.    [/]   City: ________ State: _____ Zip Code: ______  Zip Ext.: ______

            [/]   Foreign Country: ___________________ Foreign Postal Code: ____

113.  A.    [/]   Trustee Name:_________________________________________________

      B.    [/]   City: ________ State: _____ Zip Code: ______  Zip Ext.: ______

            [/]   Foreign Country: ___________________ Foreign Postal Code: ____

114.  A.    [/]   Principal Underwriter Name: Jefferson National Securities
                  Corporation

      B.    [/]   File Number 8-_________

      C.    [/]   City: ________ State: _____ Zip Code: ______  Zip Ext.: ______

            [_]   Foreign Country: ___________________ Foreign Postal Code: ____

114.  A.    [_]   Principal Underwriter Name:___________________________________

      B.    [_]   File Number 8-______

      C.    [_]   City: ________ State: _____ Zip Code: ______  Zip Ext.: ______

            [_]   Foreign Country: ___________________ Foreign Postal Code: ____

115.  A.    [/]   Independent Public Accountant Name: BDO USA, LLP

      B.    [/]   City: New York    State: NY Zip Code:  10017  Zip Ext.:_______

115.  A.    [/]   Independent Public Accountant Name:___________________________

      B.    [/]   City: ________ State: _____ Zip Code: ______  Zip Ext.: ______

            [/]   Foreign Country: ___________________ Foreign Postal Code: ____

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File number 811-08483

116.  Family of investment companies information:

      A.    [/]   Is Registrant part of a family of investment companies?
                  (Y/N)  ________                                           ____
                                                                             Y/N

      B.    [/]   Identify the family in 10 letters: ________________
                  (Note: In filing this form, use this identification consistently for all investment companies in family.
                  This designation is for purposes of this form only.)

117.  A.    [/]   Is Registrant a separate account of an insurance
                  company? (Y/N) _______                                    ____
                                                                             Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [/]   Variable annuity contracts?  (Y/N)  _______               ____
                                                                             Y/N

      C.    [/]   Scheduled premium variable life contracts?
                  (Y/N)  ________                                           ____
                                                                             Y/N

      D.    [/]   Flexible premium variable life contracts?
                  (Y/N)  ________                                           ____
                                                                             Y/N

      E.    [/]   Other types of insurance products registered under
                  the Securities Act of 1933?  (Y/N)  _______               ____
                                                                             Y/N

118.        [/]   State the number of series existing at the end of
                  the period that had securities registered under the
                  Securities Act of 1933 ______________________________     ____

119.        [/]   State the number of new series for which registration
                  statements under the Securities Act of 1933 became
                  effective during the period _________________________     ____

120.        [/]   State the total value of the portfolio securities on
                  the date of deposit for the new series included in
                  item 119 ($000's omitted) ___________________________   $ ____

121.        [/]   State the number of series for which a current
                  prospectus was in existence at the end of the period
                  __________________________________________                ____

122.        [/]   State the number of existing series for which
                  additional units were registered under the Securities
                  Act of 1933 during the current period _______________     ____

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For period ending 12/31/12

File number 811-08483

123.        [/]   State the total value of the additional units
                  considered in answering item 122 ($000's omitted)
                  _____________________________________________         $ ______

124.        [/]   State the total value of units of prior series
                  that were placed in the portfolios of subsequent
                  series during the current period (the value of
                  these units is to be measured on the date they
                  were placed in the subsequent series) ($000's
                  omitted) ________________________                     $ ______

125.        [/]   State the total dollar amount of sales loads
                  collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ________________________ $ ______

126.              Of the amount shown in item 125, state the total
                  dollar amount of sales loads collected from
                  secondary market operations in Registrant's units
                  (include the sales loads, if any, collected on units
                  of a prior series placed in the portfolio of a
                  subsequent series.) ($000's omitted) ______           $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of  Total Assets  Total Income
                                          Series     ($000's     Distributions
                                         Investing   omitted)   ($000's omitted)
                                        ---------- ------------ ----------------

A.  U.S. Treasury direct issue            ________  $ ________    $ ________

B.  U.S. Government agency                ________  $ ________    $ ________

C.  State and municipal tax-free          ________  $ ________    $ ________

D.  Public utility debt                   ________  $ ________    $ ________

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent           ________  $ ________    $ ________

F.  All other corporate intermed.
    & long-term debt                      ________  $ ________    $ ________

G.  All other corporate short-term debt   ________  $ ________    $ ________

H.  Equity securities of brokers or
    dealers or parents of brokers or
    dealers                               ________  $ ________    $ ________

I.  Investment company equity securities  ________  $ ________    $ ________


J.  All other equity securities               1     $  144,943    $   4,248


K.  Other securities                      ________  $ ________    $ ________

L.  Total assets of all series of
    registrant                                1     $  144,943    $   4,248


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For period ending   12/31/12

File number 811-08483

128.        [/]   Is the timely payment of principal and interest on
                  any of the portfolio securities held by any of
                  Registrant's series at the end of the current period
                  insured or guaranteed by an entity other than the
                  issuer?  (Y/N)  _______                                   ____

                  [If answer is "N" (No), go to item 131.]                   Y/N

129.        [/]   Is the issuer of any instrument covered in item 128
                  delinquent or in default as to payment of principal
                  or interest at the end of the current period?
                  (Y/N) _______                                             ____

                  [If answer is "N" (No), go to item 131.]                   Y/N

130.       [/]    In computations of NAV or offering price per unit,
                  is any part of the value attributed to instruments
                  identified in item 129 derived from insurance or
                  guarantees? (Y/N)  _______                                ____
                                                                             Y/N

131.              Total expenses incurred by all series of Registrant
                  during the current reporting period ($000's omitted)
                  _________                                               $2,074


132.        [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville    State of: Kentucky      Date:  _______________

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance
                                             Company


By: /s/ Laurence Greenberg             Witness: /s/ Craig A. Hawley
    ----------------------------------          --------------------------------
   (Name and Title) Laurence Greenberg          (Name and Title) Craig A. Hawley
                    President                                    General Counsel
                                                                 & Secretary

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